Cash and cash equivalents and restricted cash (Details) - USD ($) $ in Thousands	Jun. 30, 2025	Dec. 31, 2024	Jun. 30, 2024
Cash and cash equivalents and restricted cash
Cash and cash equivalents	$ 22,716	$ 6,277	$ 3,766
Restricted cash	3,111	3,049
Total	$ 25,827	$ 9,326	$ 3,766